FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 14,212,778	$ 2,178,204	¥ 5,270,204		¥ 4,622,554
Short-term investment	3,690,402	565,579	11,113,217
Prepayments and other current assets	2,334,688	357,805	1,964,506
Amounts due from subsidiaries	73,278	11,230	74,312
Total current assets	22,324,626	3,421,397	20,098,257
Deferred tax assets	720,561	110,431	403,587
Long-term investments	1,842,000	282,299	946,180
Investments in subsidiaries and VIE | ¥	3,224,463		3,109,494
TOTAL ASSETS	59,204,750	9,073,524	45,890,502
LIABILITIES AND EQUITY
Other current liability	4,487,084	687,676	3,552,288
Other non-current liability | ¥			93,820
TOTAL LIABILITIES	10,105,052	1,548,666	7,487,105
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020)	553	85	517
Additional paid-in capital	30,613,948	4,691,793	22,336,594
Treasury shares, at cost	(2,578,870)	(395,229)	(1,436,767)
Retained earnings	21,038,753	3,224,330	16,726,540
Accumulated other comprehensive gain	(95,571)	(14,647)	675,720
Total Equity	49,099,698	7,524,858	38,403,397		34,269,549	¥ 21,441,317
TOTAL LIABILITIES AND EQUITY	¥ 59,204,750	$ 9,073,524	¥ 45,890,502
Ordinary shares, share authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued | shares	855,301,115	855,301,115	803,551,115	803,551,115
Ordinary shares, shares outstanding | shares	828,869,972	828,869,972	781,947,464	781,947,464
Issuance cost on IPO | ¥	¥ 69,498
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Current assets:
Cash and cash equivalents	3,443,624	$ 527,759	¥ 394,741	$ 60,497	¥ 773,884	¥ 2,523,067
Short-term investment	2,509,137	384,542	8,771,868
Prepayments and other current assets	13,013	1,994	118,623
Amounts due from subsidiaries	4,993,853	765,342	1,510,194
Total current assets	10,959,627	1,679,637	10,795,426
Deferred tax assets | ¥			28,146
Long-term investments	652,500	100,000	696,180
Investments in subsidiaries and VIE	37,391,446	5,730,490	26,878,301
TOTAL ASSETS	49,003,573	7,510,127	38,398,053
LIABILITIES AND EQUITY
Other current liability	24,760	3,795	1,629
Other non-current liability | ¥			93,820
TOTAL LIABILITIES	24,760	3,795	95,449
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019; 855,301,115 shares issued and 828,869,972 shares outstanding as of December 31, 2020)	553	85	517
Additional paid-in capital	30,613,948	4,691,793	22,336,594
Treasury shares, at cost	(2,578,870)	(395,229)	(1,436,767)
Retained earnings	21,038,753	3,224,330	16,726,540
Accumulated other comprehensive gain	(95,571)	(14,647)	675,720
Total Equity	48,978,813	7,506,332	38,302,604
TOTAL LIABILITIES AND EQUITY	¥ 49,003,573	$ 7,510,127	¥ 38,398,053
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued | shares	855,301,115	855,301,115	803,551,115	803,551,115
Ordinary shares, shares outstanding | shares	828,869,972	828,869,972	781,947,464	781,947,464
Issuance cost on IPO | ¥	¥ 69,498